Related parties (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
	Dec. 05, 2019	Dec. 31, 2020
Transactions held with Related parties
Sublease		R$ 21,683
Related parties
Transactions held with Related parties
Sublease		21,683
Editora E Distribuidora Educacional S.A (“EDE”)
Transactions held with Related parties
Sublease		R$ 1,489
Editora E Distribuidora Educacional S.A (“EDE”) | Somos Sistemas de Ensino S.A.
Transactions held with Related parties
Sale Leaseback Transactions, Monthly Rental Payments	R$ 390
Somos Sistemas de Ensino S.A. | Editora Scipione S.A.
Transactions held with Related parties
Operating lease transaction, Monthly rental payments	R$ 35
Maturity term	60 months
Somos Sistemas de Ensino S.A. | Editora Atica S.A.
Transactions held with Related parties
Operating lease transaction, Monthly rental payments	R$ 30
Maturity term	60 months
Sale Leaseback Transactions, Monthly Rental Payments	R$ 439
Somos Sistemas de Ensino S.A. | SGE Comercio De Material Didatico Ltda.
Transactions held with Related parties
Sale Leaseback Transactions, Monthly Rental Payments	15
Somos Sistemas de Ensino S.A. | Somos Idiomas SA
Transactions held with Related parties
Sale Leaseback Transactions, Monthly Rental Payments	3
Somos Sistemas de Ensino S.A. | Saraiva Educacao S.A.
Transactions held with Related parties
Sale Leaseback Transactions, Monthly Rental Payments	113
Somos Sistemas de Ensino S.A. | Livraria Livro Facil Ltda
Transactions held with Related parties
Sale Leaseback Transactions, Monthly Rental Payments	82
Somos Sistemas de Ensino S.A. | Editora E Distribuidora Educacional S.A (“EDE”)
Transactions held with Related parties
Sale Leaseback Transactions, Monthly Rental Payments	R$ 43